Organization (Details 2) - USD ($)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
ASSETS
Cash and cash equivalents	$ 25,328,486	$ 24,419,912	$ 18,628,365	$ 16,447,268
Accounts receivable, net	42,606,485	30,050,506
Prepayments	2,396,646	1,689,835
Prepayment, related party	90,429	91,618
Due from related party, current		199,994
Income taxes recoverable	712,459	527,995
Other current assets	3,408,704	1,959,923
Total current assets of VIE and its subsidiaries	74,543,209	58,939,783
Equity investments	3,446,346	3,491,653
Property and equipment, net	10,115,782	8,290,460
Operating lease right-of-use assets	9,827,114
Operating lease right-of-use asset, related party	172,121
Due from related party, non-current	215,307
Deferred tax assets	242,863	486,009
Total non-current assets of VIE and its subsidiaries	24,019,533	12,268,122
Total assets of VIE and its subsidiaries	98,562,742	71,207,905
LIABILITIES
Accounts payable	2,602,972	610,724
Accounts payable - related parties	149,658	162,112
Operating lease liabilities - current	3,797,069
Operating lease liabilities - current, related party	163,995
Deferred revenue	456,331	361,636
Wages payable	10,472,596	7,082,138
Income taxes payable	452,961	364,157
Short term loans	4,306,138	3,635,623
Total current liabilities of VIE and its subsidiaries	27,043,612	17,889,549
Operating lease liabilities, non-current	6,068,702
Total liabilities of VIE and its subsidiaries	33,112,314	17,889,549
VIE and VIE's subsidiaries [Member]
ASSETS
Cash and cash equivalents	20,398,167	19,093,490
Accounts receivable, net	42,606,485	30,050,506
Prepayments	2,373,906	1,570,522
Prepayment, related party	90,429	91,618
Due from related party, current		199,994
Income taxes recoverable	665,880	516,053
Other current assets	3,384,704	1,957,815
Total current assets of VIE and its subsidiaries	69,519,571	53,479,998
Equity investments	3,446,346	3,491,653
Property and equipment, net	10,115,782	8,275,376
Operating lease right-of-use assets	9,827,114
Operating lease right-of-use asset, related party	172,121
Due from related party, non-current	215,307
Deferred tax assets	242,863	486,009
Total non-current assets of VIE and its subsidiaries	24,019,533	12,253,038
Total assets of VIE and its subsidiaries	93,539,104	65,733,036
LIABILITIES
Accounts payable	2,602,972	610,724
Accounts payable - related parties	149,658	162,112
Accrued liabilities and other payables	4,587,875	5,546,553
Operating lease liabilities - current	3,797,069
Operating lease liabilities - current, related party	163,995
Deferred revenue	456,331	361,636
Wages payable	10,372,596	6,851,256
Income taxes payable	452,961	364,157
Short term loans	4,306,138	3,635,623
Total current liabilities of VIE and its subsidiaries	26,889,595	17,532,061
Operating lease liabilities, non-current	6,068,702
Total non-current liabilities of VIE and its subsidiaries	6,068,702
Total liabilities of VIE and its subsidiaries	$ 32,958,297	$ 17,532,061